[SHIP LOGO VANGUARD (R)]

                       VANGUARD(R) TARGET RETIREMENT FUNDS
                          SUPPLEMENT TO THE PROSPECTUS

Changes to the Funds' Primary Investment Strategies

The board of trustees of the Vanguard Target Retirement Funds has approved changes to each Fund's primary investment strategy. The Funds' asset allocation models will be adjusted to provide greater exposure to equities during each Fund's entire life cycle, resulting in slightly higher volatility and short-term risk. The adjustments will have no impact on the Funds' investment objectives; each Fund will continue to invest its assets in underlying Vanguard mutual funds. The changes will take effect on or about June 5, 2006.

The tables that follow show how each fund's asset allocation will be affected.

Current Target Allocation of Assets Among Underlying Vanguard Funds

------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
Underlying         Income           2005             2015            2025             2035             2045
Vanguard Fund
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
Total Stock              20%              35%             40%              48%              64%             72%
Market Index Fund
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
European Stock            0                0               7                8               11               13
Index Fund
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
Pacific Stock             0                0               3                4                5               5
Index Fund
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
Total Bond               50               50               50              40               20               10
Market Index Fund
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
Inflation-Protected      25               15               0                0                0               0
Securities Fund
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
Prime Money               5                0               0                0                0               0
Market Fund
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------


New Target Allocation of Assets Among Underlying Vanguard Funds

------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
Underlying         Income           2005             2015            2025             2035             2045
Vanguard Fund
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
Total Stock             24.0%            40.0%           53.3%            66.0%            72.0%           72.0%
Market Index Fund
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
European Stock           3.5              5.9             7.9              9.7             10.6             10.6
Index Fund
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
Pacific Stock            1.7              2.8             3.7              4.6              5.0             5.0
Index Fund
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
Emerging Markets         0.8              1.3             1.8              2.2              2.4             2.4
Stock Index Fund
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
Total Bond              45.0             40.0             33.3            17.5             10.0             10.0
Market Index Fund
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
Inflation-Protected     20.0             10.0              0                0                0               0
Securities Fund
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
Prime Money              5.0               0               0                0                0               0
Market Fund
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------

Impact on Primary Risks

For the Target Retirement Income Fund and the Target Retirement 2005 Fund, the changes add exposure to international stocks. The two Funds thus will be subject to the following

                                                                  (over, please)
 risks associated with investments in foreign stocks: currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates; and country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.

The primary risks of the other Target Retirement Funds will remain unchanged.

Security Selection

Vanguard Emerging Markets Stock Index Fund will be added as an underlying fund for each of the Target Retirement Funds. The Emerging Markets Stock Index Fund seeks to track the performance of the Select Emerging Markets Index by investing in the common stocks included in the Index. This Index is made up of approximately 673 common stocks of companies located in 18 emerging markets of Europe, Asia, Africa, and Latin America. The Index is called "select" because it is modeled on a larger index--the Morgan Stanley Capital International Emerging Markets Index--but with certain adjustments designed to reduce risk. The Index is most heavily weighted in South Korea, Taiwan, Brazil, South Africa, and China. In addition, the small-capitalization stocks in which the Emerging Markets Stock Index Fund typically invests often perform quite differently from the large-cap stocks that dominate the overall stock market. Therefore, exposure to this Fund may expose investors to a higher degree of volatility and illiquidity than funds that invest in more developed markets.

Asset Allocation Framework

Each Target Retirement Fund (except the Income Fund) continues to pursue a strategy under which its asset allocation will become gradually more conservative over time until--within 5-10 years after the year in the Fund name--the allocation mirrors that of the Income Fund.

The following chart shows how Vanguard expects the asset allocations for the Target Retirement Funds to change over time; actual allocations may differ from those shown. The Funds' investments in the underlying funds may be affected by a variety of factors. For example, an underlying fund may stop accepting or may limit additional investments, forcing the Target Retirement Funds to invest in a different underlying fund.


(Mountain Chart)

                          YEARS TO RETIREMENT                   YEARS AFTER RETIREMENT
--------------------------------------------------------------------------------------
         50   45   40   35   30   25      20    15      10   5        0    5   10
--------------------------------------------------------------------------------------
Stocks   90   90   90   90   90   90    82.5    75    66.8  60       50   30   30
--------------------------------------------------------------------------------------
Bonds    10   10   10   10   10   10    17.5    25    33.3  40       50   65   65
--------------------------------------------------------------------------------------
Cash      0    0    0    0    0    0       0     0       0   0        0    5    5
--------------------------------------------------------------------------------------


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